Deposits - Core Deposit Intangibles in Amounts of One Hundred Thousand or more, by Remaining Term to Maturity (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Banking And Thrift Disclosure [Abstract]
CDs of $100,000 or More Maturing Within, 3 Months or Less	$ 2,548,901
CDs of $100,000 or More Maturing Within, Over 3 to 6 Months	3,094,530
CDs of $100,000 or More Maturing Within, Over 6 to 12 Months	717,291
CDs of $100,000 or More Maturing Within, Over 12 Months	384,860
CDs of $100,000 or More Maturing Within, Total	$ 6,745,582